DISCONTINUED OPERATION (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 18, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014
Discontinued operation
Total consideration			$ 6,134,272
Operating expenses:
Impairment on the discontinued operation			(9,280,050)
Gain on disposal of the discontinued operation			1,049,254
Net loss from discontinued operation			(19,792,358)	(28,436,783)	(30,351,616)
The net assets of the discontinued operation
Cash and cash equivalents				1,475,172
A&A
Discontinued operation
Total consideration	6,100,000
Summarized operating results reported as discontinued operations
Net Revenues			22,060,470	44,799,542	112,996,103
Cost of goods sold (excluding depreciation and amortization)			17,662,870	36,797,383	84,508,624
Operating expenses:
Selling, general and administrative expenses			14,261,642	33,792,763	56,779,270
Depreciation and amortization			1,711,219	2,947,892	3,012,283
Other operating income, net				(301,713)	(952,458)
Total operating expenses			15,972,861	36,438,942	58,839,095
Other income, net			13,699
Impairment on the discontinued operation		(9,280,050)	(9,280,050)
Gain on disposal of the discontinued operation		1,049,254	1,049,254
Net loss from discontinued operation			(19,792,358)	(28,436,783)	(30,351,616)
The net assets of the discontinued operation
Cash and cash equivalents				1,475,172		1,051,649
Accounts receivable				799,713		859,542
Other receivables				1,807,509		2,128,646
Advances to suppliers and prepaid expenses				1,216,689		556,720
Merchandise inventories				20,536,041		14,046,603
Property and equipment, net				2,193,195		2,484,505
Intangible assets, net				44,520		30,161
Other non-current assets				585,345
Accounts payable				(4,497,593)		(4,372,876)
Advances from customers				(1,076,283)		(791,392)
Accrued expenses				(393,313)		(380,307)
Other current liabilities				(1,489,649)		(1,215,022)
Income taxes payable				(33,545)		(33,161)
Net assets				$ 21,167,801		$ 14,365,068